Notes Payable (Details Narrative) - USD ($)															1 Months Ended				3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 29, 2023	Aug. 31, 2023	Aug. 21, 2023	Aug. 08, 2023	Jul. 20, 2023	Jul. 10, 2023	Feb. 17, 2023	Feb. 03, 2023	Dec. 29, 2022	Dec. 13, 2022	Dec. 02, 2022	Nov. 29, 2022	Jun. 16, 2021	Jul. 02, 2020	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Jan. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Proceeds from related party debt																								$ 700,000
Warrant purchase of common stock, shares									17,500
Proceeds from convertible debt															$ 410,000		$ 410,000			$ 200,000
Debt instrument description																				These notes accrue 10% annual interest accrues from the date of issuance. These notes are callable with 10 days prior written notice. At maturity, the Company agreed to pay outstanding principal, a 10% financing fee and accrued interest.
Cash and conversion of debt																				$ 310,000				$ 3,700,000
Conversion price																			$ 12.00	$ 0.50		$ 12.00		$ 0.50
Issuance of shares																						19,375		100,000
Share price							$ 10.40	$ 10.40												$ 1.00				$ 1.00
Amortized debt discount																								$ 9,419
Amortized of debt discount																						$ 612,259		$ 52,644	1,188,310
Debt instrument interest rate stated percentage																			10.00%	10.00%		10.00%		10.00%
Maturity date																						Dec. 31, 2023		Dec. 31, 2023
Debt instrument interest rate effective percentage							8.00%	8.00%
Proceeds from Issuance of Debt																								$ 800,000
Percentage of debentures outstanding							50.00%
Debt discount																			$ 372,800	$ 107,356		$ 372,800		107,356
February Purchase Agreement [Member]
Short-Term Debt [Line Items]
Share price							$ 450,000	$ 450,000
Proceeds from Issuance of Debt							$ 2,000,000
Registered Direct Offering [Member]
Short-Term Debt [Line Items]
Proceeds from Issuance of Debt							$ 360,151
February Debentures [Member]
Short-Term Debt [Line Items]
Proceeds from Issuance of Debt								$ 383,879
Long-Term Debt, Gross				$ 139,849
Number of shares issued																4,167
Cash Advance Agreement [Member]
Short-Term Debt [Line Items]
Amortized of debt discount																						51,672
Debt discount																			321,328			321,328
Revenue Loan and Security Agreement [Member]
Short-Term Debt [Line Items]
Amortized of debt discount																						0
Proceeds from debt	$ 1,500,000
Debt discount																			$ 15,000			15,000
Revenue Loan and Security Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate effective percentage	100.00%
Revenue Loan and Security Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate effective percentage	35.00%
Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest costs incurred																						$ 27,933
Note Warrants [Member]
Short-Term Debt [Line Items]
Debt instrument term																						5 years
Jan And March 2023 Convertible Notes [Member]
Short-Term Debt [Line Items]
Amortized debt discount																						$ 132,183
Amortized of debt discount																						95,710
Remaining balance of debt discount																						36,472
February Debentures [Member]
Short-Term Debt [Line Items]
Interest costs incurred																						9,640
Debt instrument interest rate effective percentage							105.00%	105.00%
February Debentures [Member] | February Purchase Agreement [Member]
Short-Term Debt [Line Items]
Closing Payment							$ 500,000	$ 500,000
February Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares							12,500	12,500
Warrant strike price							$ 2.85	$ 2.85
February Commitment Shares [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares							4,167	4,167
February 2023 Convertible Notes [Member]
Short-Term Debt [Line Items]
Amortized debt discount																						291,207
Amortized of debt discount																						$ 347,520
August Warrant[Member]
Short-Term Debt [Line Items]
Warrant strike price							$ 2.85	$ 2.85
February Investors [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares							65,790	65,790
Number of shares issued			17,594	26,391				7,500
Standard Merchant Cash Advance Agreement [Member] | Cedar [Member]
Short-Term Debt [Line Items]
Receivables purchased value		$ 746,750			$ 543,750
Gross purchase price					375,000
Proceeds from debt		134,018			356,250
Repayments of debt		390,892			1,941,964
Receivables gross purchased value		515,000
Repayments of Related Party Debt		16,594
Debt Instrument, Periodic Payment		9,277
Standard Merchant Cash Advance Agreement [Member] | Cedar [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Amount payable related to purchase price		674,650			543,750
Standard Merchant Cash Advance Agreement [Member] | Cedar [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Amount payable related to purchase price		$ 643,750			$ 465,000
Revenue Loan and Security Agreement [Member]
Short-Term Debt [Line Items]
Repayments of debt	$ 300,000
Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt instrument description														Up to 100% of the principal balance of the loan was forgivable based upon satisfaction of certain criteria under the Paycheck Protection Program.
Closing Payment														$ 157,620
Debt maturity date description														The loan matured 18 months from the date of funding, was payable over 18 equal monthly installments, and had an interest of 1% per annum.
Debt instrument accrued interest													$ 1,506
Gain on extinguishment of debt																								159,126
Common Stock [Member]
Short-Term Debt [Line Items]
Proceeds from related party debt																								$ 100,000
Proceeds from convertible debt															$ 135,000		$ 275,000			100,000
Conversion price																			$ 10.00			$ 10.00
Share price																			$ 20.00			$ 20.00
Warrant strike price							$ 15.00	$ 15.00
Number of shares issued																		94,623	1,587,500			1,771,500	4,731		1,240,737
Common Stock [Member] | Registered Direct Offering [Member]
Short-Term Debt [Line Items]
Number of shares issued															69,000
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt										$ 25,000	$ 15,000	$ 60,000								100,000
Chief Financial Officer [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt										$ 25,000		$ 75,000								100,000
Interest costs incurred																						$ 55,444
JAG Multi Investments LLC [Member]
Short-Term Debt [Line Items]
Proceeds from related party debt						$ 100,000			$ 100,000											$ 500,000
Interest rate percentage description																				The JAG Notes accrue 10% annual interest from their respective dates of issuance. At maturity, the Company agreed to pay outstanding principal, a 10% financing fee and accrued interest.
Warrant purchase of common stock, shares									350,000
Warrants exercises term																				5 years				5 years
Share price																				$ 10.00				$ 10.00
Share price																				$ 0.50				$ 0.50
Amortized debt discount																								$ 40,333
Amortized debt discount																								$ 2,903